Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]
20.	SUBSEQUENT EVENTS
On February 19, 2020, the board of directors approved a dividend of US$0.77 per ordinary share (or per ADS) for fiscal year 2019, which is expected to be paid on April 22, 2020 to shareholders of record as of the close of business on April 15, 2020.
Around the beginning of 2020, there was outbreak of coronavirus disease (COVID-19), a highly contagious form of pneumonia, which was found to be spreading from person to person. Government-imposed measures such as travel restriction, extended holidays and delay of business resumption have interrupted normal operation of businesses in various areas, including the automakers and dealers in China, further negatively influencing their automobile production and sales activities. This, in turn, may cause pressure on the Company’s business as a result of the delayed marketing demand from automakers, dealers and advertising agencies that represent them, and further might impact their ability to pay for the services and the corresponding schedule of payment. In addition, the Company prioritizes the health and safety of its employees, and have taken various preventative and quarantine measures across the Company soon after the outbreak. These together might also cause disruption in the Company’s supply chain and off-line activities, for example, being unable to visit the customers in different locations. Consequently, the COVID-19 outbreak will likely adversely affect the Company’s business operations and its financial condition and operation results for the first quarter of 2020, including but not limited to material negative impact to the Company’s total revenues and results of operations, as well as slower collection of accounts receivable. However, given the uncertainty around the extent and timing of the potential future spread or mitigation of the COVID-19 and around the imposition or relaxation of protective measures, the Company cannot reasonably estimate the impact to its future results of operations, cash flows, or financial condition for the remainder of fiscal year 2020.